TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
TAXES
Total taxes payable	$ 310,233	$ 341,217
PRC
TAXES
Total taxes payable	90,316	93,393
Hong Kong
TAXES
Total taxes payable	199,920	200,193
Singapore
TAXES
Total taxes payable	$ 19,997	$ 47,631